SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 0		¥ 97,417	¥ 83,872	¥ 44,856
Contingent earn-out liabilities, gain	97,417	$ 14,348	42,404	¥ 6,164
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	0		97,417
Contingent earn-out liabilities, gain	97,417		42,404
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 0		¥ 97,417